Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.7%)
	Reliance Steel & Aluminum Co.	1,506,855	395,143
	Steel Dynamics Inc.	2,024,769	217,096
*	Cleveland-Cliffs Inc.	13,092,523	204,636
	Royal Gold Inc.	1,690,591	179,761
*	RBC Bearings Inc.	747,810	175,085
	United States Steel Corp.	5,163,928	167,724
	Olin Corp.	3,238,013	161,836
	UFP Industries Inc.	1,512,646	154,895
	Commercial Metals Co.	3,005,446	148,499
	Hexcel Corp.	2,173,999	141,614
	Alcoa Corp.	4,594,631	133,520
	Timken Co.	1,645,698	120,942
	Element Solutions Inc.	5,904,463	115,786
	Valvoline Inc.	3,568,544	115,050
	Chemours Co.	3,811,198	106,904
	Huntsman Corp.	4,349,760	106,134
	Boise Cascade Co.	1,018,718	104,969
	Mueller Industries Inc.	1,387,772	104,305
	Balchem Corp.	829,773	102,925
	Cabot Corp.	1,439,685	99,727
	Ashland Inc.	1,186,822	96,940
*	Livent Corp.	4,626,060	85,166
	Carpenter Technology Corp.	1,257,273	84,501
	NewMarket Corp.	185,004	84,184
	Avient Corp.	2,344,787	82,818
*	MP Materials Corp.	3,658,701	69,881
	Innospec Inc.	640,236	65,432
	Sensient Technologies Corp.	1,087,830	63,616
	Hecla Mining Co.	15,102,870	59,052
	Scotts Miracle-Gro Co.	1,084,731	56,059
	Quaker Chemical Corp.	347,726	55,636
	Materion Corp.	531,546	54,170
	Worthington Industries Inc.	836,461	51,710
	Westlake Corp.	411,193	51,263
	Minerals Technologies Inc.	838,747	45,930
	Stepan Co.	547,469	41,044
	Tronox Holdings plc	3,032,266	40,754
*	Ingevity Corp.	840,593	40,021
	Compass Minerals International Inc.	1,057,039	29,544
	Kaiser Aluminum Corp.	390,792	29,411
*	Ecovyst Inc.	2,696,403	26,533

		Shares	Market Value ($000)
	Koppers Holdings Inc.	509,322	20,144
	Mativ Holdings Inc.	1,334,874	19,035
	GrafTech International Ltd.	4,947,285	18,948
*	Coeur Mining Inc.	8,163,959	18,124
	Schnitzer Steel Industries Inc. Class A	631,354	17,583
*	Century Aluminum Co.	1,305,237	9,385
			4,373,435
Consumer Discretionary (15.8%)
*	Deckers Outdoor Corp.	672,566	345,759
*	Liberty Media Corp.-Liberty Formula One Class C	5,092,709	317,276
*	DraftKings Inc. Class A	10,149,791	298,810
	RB Global Inc.	4,687,750	292,984
	Williams-Sonoma Inc.	1,650,896	256,549
*	BJ's Wholesale Club Holdings Inc.	3,458,069	246,802
*	Floor & Decor Holdings Inc. Class A	2,602,616	235,537
	Aramark	6,718,142	233,120
*	Five Below Inc.	1,432,625	230,509
	Wynn Resorts Ltd.	2,492,306	230,314
	Hasbro Inc.	3,392,133	224,356
	Vail Resorts Inc.	992,135	220,145
*	American Airlines Group Inc.	16,808,064	215,311
	Service Corp. International	3,687,448	210,701
	Lithia Motors Inc. Class A	709,352	209,493
	Lear Corp.	1,511,829	202,887
	Churchill Downs Inc.	1,734,088	201,224
*	Mattel Inc.	9,114,105	200,784
	Toll Brothers Inc.	2,671,934	197,616
	Gentex Corp.	6,006,750	195,460
*	SiteOne Landscape Supply Inc.	1,159,743	189,560
	Bath & Body Works Inc.	5,596,883	189,175
	Whirlpool Corp.	1,411,019	188,653
	Tempur Sealy International Inc.	4,208,765	182,408
*	Norwegian Cruise Line Holdings Ltd.	10,949,403	180,446
	Pool Corp.	477,393	170,000
	Murphy USA Inc.	496,866	169,794
*	Skechers USA Inc. Class A	3,457,925	169,265
	Tapestry Inc.	5,853,015	168,274
*	Light & Wonder Inc.	2,351,114	167,705
	Texas Roadhouse Inc. Class A	1,717,571	165,059
	New York Times Co. Class A	3,998,507	164,739
	Dick's Sporting Goods Inc.	1,502,429	163,134
	H&R Block Inc.	3,782,633	162,880
	VF Corp.	9,008,950	159,188
*	Capri Holdings Ltd.	2,988,898	157,246
	Wyndham Hotels & Resorts Inc.	2,168,203	150,777
*	elf Beauty Inc.	1,331,344	146,222
	Polaris Inc.	1,385,828	144,320
*	Duolingo Inc. Class A	864,917	143,464
	Interpublic Group of Cos. Inc.	4,952,514	141,939
	Wingstop Inc.	771,553	138,756
*	AutoNation Inc.	906,812	137,291
*	Wayfair Inc. Class A	2,206,974	133,676
*	Crocs Inc.	1,507,173	132,978
	U-Haul Holding Co. (XNYS)	2,500,438	130,998
	Thor Industries Inc.	1,303,482	124,000
	PVH Corp.	1,614,089	123,494
	Nexstar Media Group Inc. Class A	857,788	122,981
	BorgWarner Inc.	3,024,206	122,087

		Shares	Market Value ($000)
*	Caesars Entertainment Inc.	2,631,998	121,993
*	Asbury Automotive Group Inc.	529,553	121,834
*	Alaska Air Group Inc.	3,273,553	121,383
*	Bright Horizons Family Solutions Inc.	1,489,489	121,334
	Hyatt Hotels Corp. Class A	1,122,589	119,084
	Boyd Gaming Corp.	1,929,849	117,393
	Meritage Homes Corp.	945,921	115,771
*	Taylor Morrison Home Corp. Class A	2,674,536	113,962
*	Coty Inc. Class A	10,315,769	113,164
[1]	TKO Group Holdings Inc.	1,345,957	113,141
*,1	GameStop Corp. Class A	6,667,720	109,751
	Ralph Lauren Corp. Class A	935,389	108,589
	Harley-Davidson Inc.	3,282,341	108,514
*	Fox Factory Holding Corp.	1,090,588	108,056
*	YETI Holdings Inc.	2,232,441	107,648
*	Planet Fitness Inc. Class A	2,176,356	107,033
*,1	Carvana Co. Class A	2,467,933	103,604
*	Etsy Inc.	1,583,220	102,244
*	Visteon Corp.	725,854	100,219
*	RH	378,740	100,124
*	Ollie's Bargain Outlet Holdings Inc.	1,290,556	99,605
*	Liberty Media Corp.-Liberty SiriusXM Class A	3,911,171	99,539
[1]	Choice Hotels International Inc.	777,771	95,285
	Wendy's Co.	4,577,186	93,420
	Academy Sports & Outdoors Inc.	1,967,786	93,017
	Group 1 Automotive Inc.	343,520	92,307
	Newell Brands Inc.	10,130,384	91,477
*	Grand Canyon Education Inc.	778,971	91,046
*	Goodyear Tire & Rubber Co.	7,297,323	90,706
*	Avis Budget Group Inc.	498,493	89,574
*	Skyline Champion Corp.	1,397,173	89,028
*	Penn Entertainment Inc.	3,873,188	88,890
*	Lyft Inc. Class A	8,263,097	87,093
[1]	Penske Automotive Group Inc.	519,500	86,788
	KB Home	1,866,773	86,394
	Advance Auto Parts Inc.	1,530,886	85,622
	Leggett & Platt Inc.	3,257,288	82,768
	Macy's Inc.	7,041,953	81,757
*	Hilton Grand Vacations Inc.	1,982,754	80,698
	Marriott Vacations Worldwide Corp.	797,947	80,297
	Signet Jewelers Ltd.	1,110,385	79,737
	Madison Square Garden Sports Corp.	448,544	79,078
	American Eagle Outfitters Inc.	4,574,383	75,981
	TEGNA Inc.	5,186,462	75,567
	Gap Inc.	7,105,977	75,537
	LCI Industries	619,326	72,721
*	Helen of Troy Ltd.	620,326	72,305
*	Tri Pointe Homes Inc.	2,548,346	69,697
	Rush Enterprises Inc. Class A	1,695,020	69,208
*	Abercrombie & Fitch Co. Class A	1,224,503	69,025
	Travel + Leisure Co.	1,808,156	66,414
	Columbia Sportswear Co.	868,627	64,365
	Kontoor Brands Inc.	1,445,220	63,460
	MDC Holdings Inc.	1,535,512	63,309
*	Frontdoor Inc.	2,068,591	63,278
	Carter's Inc.	911,350	63,020
	Inter Parfums Inc.	452,802	60,829
	Steven Madden Ltd.	1,842,742	58,544

		Shares	Market Value ($000)
	Papa John's International Inc.	843,086	57,515
	Kohl's Corp.	2,706,156	56,721
*	Liberty Media Corp.-Liberty SiriusXM	2,226,290	56,681
*	Shake Shack Inc. Class A	965,523	56,068
	Bloomin' Brands Inc.	2,243,479	55,167
*,1	QuantumScape Corp. Class A	8,116,194	54,297
*	ACV Auctions Inc. Class A	3,480,277	52,831
	Graham Holdings Co. Class B	90,177	52,573
	Red Rock Resorts Inc. Class A	1,278,512	52,419
*	Dorman Products Inc.	689,446	52,232
*	Cinemark Holdings Inc.	2,818,930	51,727
	Laureate Education Inc.	3,645,439	51,401
*	LGI Homes Inc.	515,583	51,295
*	Urban Outfitters Inc.	1,553,640	50,789
*	Coursera Inc.	2,699,770	50,459
*	Topgolf Callaway Brands Corp.	3,583,954	49,602
	Dana Inc.	3,347,212	49,104
	MillerKnoll Inc.	1,952,245	47,732
	PriceSmart Inc.	639,983	47,634
*	Stride Inc.	1,052,377	47,389
	Spirit Airlines Inc.	2,813,048	46,415
*	Gentherm Inc.	850,233	46,134
*	SkyWest Inc.	1,084,023	45,464
*	Sabre Corp.	9,795,804	43,983
*	Adtalem Global Education Inc.	1,017,217	43,588
*	Six Flags Entertainment Corp.	1,830,010	43,024
	Strategic Education Inc.	567,357	42,694
*	Sonos Inc.	3,306,279	42,684
*	OPENLANE Inc.	2,821,543	42,097
	Foot Locker Inc.	2,421,230	42,008
*	SeaWorld Entertainment Inc.	907,178	41,957
*	Peloton Interactive Inc. Class A	8,304,447	41,937
	Acushnet Holdings Corp.	771,974	40,946
*	ODP Corp.	882,864	40,744
*	Central Garden & Pet Co. Class A	1,004,132	40,256
*	TripAdvisor Inc.	2,421,171	40,143
	John Wiley & Sons Inc. Class A	1,067,506	39,679
*	JetBlue Airways Corp.	8,593,761	39,531
	HNI Corp.	1,140,471	39,495
*	Hertz Global Holdings Inc.	3,209,830	39,320
*	PROG Holdings Inc.	1,178,895	39,151
	Cracker Barrel Old Country Store Inc.	571,386	38,397
*	Liberty Media Corp.-Liberty Live Class C	1,165,661	37,418
[1]	Nordstrom Inc.	2,499,480	37,342
	Oxford Industries Inc.	385,166	37,026
*	Brinker International Inc.	1,146,352	36,213
	Cheesecake Factory Inc.	1,190,532	36,073
	Jack in the Box Inc.	516,509	35,670
*	Knowles Corp.	2,351,441	34,825
*,1	Fisker Inc. Class A	5,415,394	34,767
*	Liberty Media Corp.-Liberty Formula One Class A	612,609	34,637
	La-Z-Boy Inc.	1,110,799	34,302
*	Madison Square Garden Entertainment Corp. Class A	1,038,981	34,193
*	Under Armour Inc. Class A	4,989,090	34,175
	Upbound Group Inc.	1,155,483	34,029
	Hanesbrands Inc.	8,537,876	33,810
*,1	PowerSchool Holdings Inc. Class A	1,469,666	33,303
*	Victoria's Secret & Co.	1,981,647	33,054

		Shares	Market Value ($000)
*	Dave & Buster's Entertainment Inc.	882,020	32,697
*	National Vision Holdings Inc.	2,017,196	32,638
*,1	AMC Entertainment Holdings Inc. Class A	4,067,295	32,498
	Phinia Inc.	1,207,552	32,350
*	Under Armour Inc. Class C	5,006,350	31,941
	Levi Strauss & Co. Class A	2,303,440	31,281
*	Boot Barn Holdings Inc.	385,137	31,269
	Allegiant Travel Co.	402,781	30,958
*,1	Dutch Bros Inc. Class A	1,322,571	30,750
*,1	Luminar Technologies Inc. Class A	6,403,360	29,135
	Matthews International Corp. Class A	743,473	28,929
*	Cavco Industries Inc.	106,433	28,275
*	Cars.com Inc.	1,621,853	27,344
[1]	Krispy Kreme Inc.	2,160,029	26,936
*	Sphere Entertainment Co.	714,365	26,546
[1]	Dillard's Inc. Class A	80,221	26,538
	Buckle Inc.	777,435	25,959
*	Lions Gate Entertainment Corp. Class B	3,275,855	25,781
*	iRobot Corp.	675,828	25,614
	Steelcase Inc. Class A	2,283,717	25,509
*	Sweetgreen Inc. Class A	2,155,705	25,330
*	Chegg Inc.	2,813,942	25,100
	Scholastic Corp.	653,912	24,940
*	G-III Apparel Group Ltd.	995,469	24,807
*	Leslie's Inc.	4,253,700	24,076
*	Integral Ad Science Holding Corp.	2,011,700	23,919
	Sturm Ruger & Co. Inc.	455,238	23,727
*	Vista Outdoor Inc.	707,677	23,438
*	Sally Beauty Holdings Inc.	2,768,165	23,197
*	Udemy Inc.	2,317,648	22,018
	Monro Inc.	766,666	21,290
	Camping World Holdings Inc. Class A	1,029,900	21,020
*	American Axle & Manufacturing Holdings Inc.	2,856,450	20,738
*	Figs Inc. Class A	3,302,507	19,485
*	Life Time Group Holdings Inc.	1,259,292	19,154
*	Driven Brands Holdings Inc.	1,506,031	18,961
	Dine Brands Global Inc.	379,480	18,765
*	Portillo's Inc. Class A	1,203,034	18,515
*	Overstock.com Inc.	1,161,079	18,368
	Sonic Automotive Inc. Class A	360,860	17,235
[1]	Guess? Inc.	756,289	16,366
[1]	Designer Brands Inc. Class A	1,267,859	16,051
	Wolverine World Wide Inc.	1,940,338	15,639
*	Corsair Gaming Inc.	1,056,021	15,344
*	Liberty Media Corp.-Liberty Live Class A	471,521	15,051
*	Sun Country Airlines Holdings Inc.	1,007,035	14,944
*,1	Revolve Group Inc. Class A	1,050,131	14,292
*	Lions Gate Entertainment Corp. Class A	1,650,004	13,992
*	Clear Channel Outdoor Holdings Inc.	8,682,951	13,719
*	BJ's Restaurants Inc.	575,268	13,496
*,1	Cava Group Inc.	437,540	13,402
*	Mister Car Wash Inc.	2,408,090	13,269
	Caleres Inc.	442,541	12,728
*	Sciplay Corp. Class A	545,030	12,410
*,1	U-Haul Holding Co.	224,965	12,276
*,1	Dream Finders Homes Inc. Class A	548,988	12,204
*,1	Savers Value Village Inc.	645,047	12,043
*,1	Bowlero Corp. Class A	1,157,686	11,137

		Shares	Market Value ($000)
*	Central Garden & Pet Co.	241,735	10,670
*	EW Scripps Co. Class A	1,770,063	9,700
*	GoPro Inc. Class A	3,086,021	9,690
*	AMC Networks Inc. Class A	781,163	9,202
*	Vizio Holding Corp. Class A	1,694,151	9,165
	Sinclair Inc.	814,595	9,140
*	Petco Health & Wellness Co. Inc. Class A	2,065,847	8,449
	Smith & Wesson Brands Inc.	592,628	7,651
*	Arhaus Inc. Class A	819,389	7,620
*,1	SES AI Corp.	3,158,673	7,170
[1]	Cricut Inc. Class A	751,776	6,984
*	Rush Street Interactive Inc.	1,508,971	6,971
	Interface Inc. Class A	709,057	6,956
*	Sleep Number Corp.	271,050	6,665
*	Frontier Group Holdings Inc.	1,133,604	5,487
	Rush Enterprises Inc. Class B	109,762	4,971
*	iHeartMedia Inc. Class A	1,330,072	4,203
*	Angi Inc. Class A	1,839,517	3,642
*	ContextLogic Inc. Class A	4,450	20
*	Hawaiian Holdings Inc.	200	1
*	Qurate Retail Inc. Class A	1,374	1
*	2U Inc.	304	1
*	Brilliant Earth Group Inc. Class A	48	—
*	Vacasa Inc. Class A	526	—
			18,592,246
Consumer Staples (3.5%)
	Bunge Ltd.	3,876,836	419,668
	Casey's General Stores Inc.	959,879	260,626
*	Performance Food Group Co.	4,019,719	236,601
*	US Foods Holding Corp.	5,718,475	227,023
*	Celsius Holdings Inc.	1,286,214	220,714
*	Darling Ingredients Inc.	4,104,989	214,280
	Lamb Weston Holdings Inc.	1,874,052	173,275
	Ingredion Inc.	1,616,944	159,107
	Molson Coors Beverage Co. Class B	2,326,695	147,955
*	BellRing Brands Inc.	3,382,639	139,466
*	Hostess Brands Inc. Class A	3,419,474	113,903
*	Sprouts Farmers Market Inc.	2,625,307	112,363
*	Post Holdings Inc.	1,260,527	108,078
	Flowers Foods Inc.	4,351,934	96,526
*	Boston Beer Co. Inc. Class A	235,535	91,748
*	Simply Good Foods Co.	2,434,895	84,053
	Lancaster Colony Corp.	496,006	81,856
*	Freshpet Inc.	1,240,595	81,730
	Coca-Cola Consolidated Inc.	118,458	75,377
	WD-40 Co.	349,163	70,964
	Spectrum Brands Holdings Inc.	872,506	68,361
*	Grocery Outlet Holding Corp.	2,288,813	66,032
	Energizer Holdings Inc.	1,840,870	58,982
*	TreeHouse Foods Inc.	1,306,834	56,952
	Cal-Maine Foods Inc.	1,024,338	49,598
	J & J Snack Foods Corp.	298,231	48,806
	Edgewell Personal Care Co.	1,243,982	45,978
	Andersons Inc.	826,585	42,577
	Vector Group Ltd.	3,418,978	36,378
	Reynolds Consumer Products Inc.	1,348,642	34,566
*	Herbalife Ltd.	2,415,719	33,796
	Universal Corp.	601,147	28,380

		Shares	Market Value ($000)
*	National Beverage Corp.	599,503	28,189
	Nu Skin Enterprises Inc. Class A	1,283,210	27,217
*	Sovos Brands Inc.	1,171,090	26,408
	Weis Markets Inc.	414,563	26,117
	Fresh Del Monte Produce Inc.	988,805	25,551
*	Hain Celestial Group Inc.	2,298,263	23,833
	Utz Brands Inc.	1,667,345	22,392
	Seaboard Corp.	5,964	22,383
*	United Natural Foods Inc.	1,505,147	21,283
	Medifast Inc.	279,733	20,938
*	Pilgrim's Pride Corp.	912,306	20,828
[1]	B&G Foods Inc.	1,763,975	17,446
*	USANA Health Sciences Inc.	297,527	17,438
*,1	Beyond Meat Inc.	1,571,143	15,114
*	Beauty Health Co.	2,218,649	13,356
	ACCO Brands Corp.	2,316,012	13,294
*	Duckhorn Portfolio Inc.	1,184,508	12,153
	Tootsie Roll Industries Inc.	363,976	10,868
*	Olaplex Holdings Inc.	2,522,575	4,919
*,1	BRC Inc. Class A	1,180,557	4,238
*	Vital Farms Inc.	98	1
			4,059,685
Energy (6.4%)
	Targa Resources Corp.	5,756,882	493,480
	Ovintiv Inc.	7,023,138	334,091
	APA Corp.	7,907,807	325,011
	Chesapeake Energy Corp.	3,235,259	278,976
	TechnipFMC plc	10,710,017	217,842
	HF Sinclair Corp.	3,790,576	215,798
	EQT Corp.	5,291,914	214,746
	NOV Inc.	10,135,647	211,835
	Civitas Resources Inc.	2,413,096	195,147
	Range Resources Corp.	5,900,953	191,250
*	Southwestern Energy Co.	28,343,258	182,814
	ChampionX Corp.	5,059,393	180,216
*	Antero Resources Corp.	6,958,325	176,602
	Murphy Oil Corp.	3,818,192	173,155
*	Weatherford International plc	1,854,644	167,530
	Chord Energy Corp.	1,015,248	164,541
	Matador Resources Co.	2,760,110	164,171
	PBF Energy Inc. Class A	2,862,523	153,231
*	Transocean Ltd.	17,758,476	145,797
	Texas Pacific Land Corp.	79,049	144,151
	Noble Corp. plc	2,822,593	142,964
	Patterson-UTI Energy Inc.	10,142,764	140,376
	DT Midstream Inc.	2,494,373	132,002
*	Denbury Inc.	1,244,503	121,974
	SM Energy Co.	3,054,508	121,111
*,1	Plug Power Inc.	15,496,906	117,777
	Magnolia Oil & Gas Corp. Class A	4,595,364	105,280
	Antero Midstream Corp.	8,643,260	103,546
	California Resources Corp.	1,774,692	99,401
	Equitrans Midstream Corp.	10,594,245	99,268
	Permian Resources Corp. Class A	7,040,728	98,289
	Helmerich & Payne Inc.	2,303,676	97,123
	Arcosa Inc.	1,255,216	90,250
*	CNX Resources Corp.	3,946,853	89,120
	Cactus Inc. Class A	1,663,517	83,525

		Shares	Market Value ($000)
*	Array Technologies Inc.	3,693,784	81,965
*	Shoals Technologies Group Inc. Class A	4,374,290	79,831
[1]	New Fortress Energy Inc.	2,375,276	77,862
	Alpha Metallurgical Resources Inc.	299,416	77,767
	Arch Resources Inc.	443,203	75,637
	Peabody Energy Corp.	2,905,854	75,523
	Liberty Energy Inc. Class A	3,947,685	73,111
	Warrior Met Coal Inc.	1,339,348	68,414
*	Oceaneering International Inc.	2,594,479	66,730
*	Callon Petroleum Co.	1,579,547	61,792
[1]	Sitio Royalties Corp. Class A	2,103,843	50,934
	Archrock Inc.	3,830,975	48,270
*	NEXTracker Inc. Class A	1,197,858	48,106
	Delek US Holdings Inc.	1,586,866	45,083
*	Tidewater Inc.	610,735	43,405
	Northern Oil & Gas Inc.	1,018,963	40,993
*,1	ChargePoint Holdings Inc.	8,198,233	40,745
	World Kinect Corp.	1,475,674	33,099
*	NOW Inc.	2,754,096	32,691
*	Ameresco Inc. Class A	834,504	32,178
	Core Laboratories Inc.	1,199,051	28,789
	Comstock Resources Inc.	2,503,535	27,614
	CVR Energy Inc.	774,726	26,364
*	ProPetro Holding Corp.	2,462,235	26,174
[1]	Crescent Energy Co. Class A	2,010,372	25,411
*	Dril-Quip Inc.	877,878	24,730
*,1	Fluence Energy Inc. Class A	1,065,434	24,494
	RPC Inc.	2,501,439	22,363
*	MRC Global Inc.	2,050,038	21,013
*	Helix Energy Solutions Group Inc.	1,840,169	20,555
*,1	Stem Inc.	3,801,786	16,120
[1]	Kinetik Holdings Inc. Class A	467,244	15,769
*,1	FuelCell Energy Inc.	11,561,997	14,799
*,1	SunPower Corp.	2,249,929	13,882
	Vitesse Energy Inc.	554,573	12,694
[1]	HighPeak Energy Inc.	658,513	11,116
[1]	Atlas Energy Solutions Inc. Class A	447,050	9,938
*,1	EVgo Inc. Class A	2,522,919	8,527
*,1	Tellurian Inc.	7,098,611	8,234
*	ProFrac Holding Corp. Class A	614,086	6,681
[1]	Enviva Inc.	764,666	5,712
*	OPAL Fuels Inc. Class A	457,430	3,751
			7,501,256
Financials (13.5%)
	First Citizens BancShares Inc. Class A	260,774	359,894
	RenaissanceRe Holdings Ltd.	1,317,234	260,707
	Reinsurance Group of America Inc.	1,704,017	247,406
	Kinsale Capital Group Inc.	566,315	234,528
	Unum Group	4,278,848	210,476
	American Financial Group Inc.	1,856,457	207,311
	Brown & Brown Inc.	2,919,101	203,870
	New York Community Bancorp Inc.	17,661,428	200,281
	Assurant Inc.	1,364,677	195,940
	Erie Indemnity Co. Class A	653,760	192,068
	East West Bancorp Inc.	3,641,293	191,933
	Ally Financial Inc.	6,985,791	186,381
	SEI Investments Co.	3,063,671	184,525
	Carlyle Group Inc.	6,021,065	181,595

		Shares	Market Value ($000)
	Voya Financial Inc.	2,722,183	180,889
	Webster Financial Corp.	4,459,044	179,744
	Primerica Inc.	920,444	178,575
	Old Republic International Corp.	6,591,164	177,566
*	SoFi Technologies Inc.	20,784,935	166,072
	Invesco Ltd.	11,265,056	163,569
	Selective Insurance Group Inc.	1,558,946	160,836
	First Horizon Corp.	14,379,014	158,457
*	Robinhood Markets Inc. Class A	16,146,954	158,402
	Stifel Financial Corp.	2,553,048	156,859
	Morningstar Inc.	658,588	154,268
[1]	Blue Owl Capital Inc. Class A	11,698,826	151,617
	RLI Corp.	1,109,557	150,778
[1]	Starwood Property Trust Inc.	7,647,340	147,976
[1]	AGNC Investment Corp.	15,594,292	147,210
	Jefferies Financial Group Inc.	3,978,846	145,745
	First American Financial Corp.	2,520,717	142,395
	Houlihan Lokey Inc. Class A	1,323,362	141,758
	Comerica Inc.	3,391,616	140,922
	Commerce Bancshares Inc.	2,888,555	138,593
	Cullen/Frost Bankers Inc.	1,485,308	135,475
	Zions Bancorp NA	3,813,075	133,038
	SouthState Corp.	1,956,443	131,786
	Equitable Holdings Inc.	4,469,041	126,876
	Globe Life Inc.	1,158,658	125,981
	Pinnacle Financial Partners Inc.	1,877,122	125,842
	Prosperity Bancshares Inc.	2,291,569	125,074
	Essent Group Ltd.	2,615,188	123,672
*	Ryan Specialty Holdings Inc. Class A	2,547,643	123,306
	Western Alliance Bancorp	2,677,446	123,082
	MGIC Investment Corp.	7,263,599	121,229
	Evercore Inc. Class A	877,443	120,982
	OneMain Holdings Inc.	3,015,275	120,882
	Annaly Capital Management Inc.	6,356,705	119,570
	Wintrust Financial Corp.	1,575,390	118,942
	Affiliated Managers Group Inc.	901,603	117,515
	Popular Inc.	1,856,121	116,954
	Rithm Capital Corp.	12,432,926	115,502
	Axis Capital Holdings Ltd.	1,974,464	111,300
	Old National Bancorp	7,530,256	109,490
	Columbia Banking System Inc.	5,369,558	109,002
	Lincoln National Corp.	4,368,181	107,850
	Home BancShares Inc.	4,953,396	103,724
	MarketAxess Holdings Inc.	484,788	103,570
	American Equity Investment Life Holding Co.	1,914,246	102,680
	Bank OZK	2,766,523	102,555
	Radian Group Inc.	4,050,470	101,707
	Cadence Bank	4,701,369	99,763
	FNB Corp.	9,234,065	99,636
	Synovus Financial Corp.	3,574,464	99,370
	United Bankshares Inc.	3,473,825	95,843
	Valley National Bancorp	11,108,828	95,092
	White Mountains Insurance Group Ltd.	62,645	93,697
	FirstCash Holdings Inc.	928,563	93,209
	Hanover Insurance Group Inc.	828,799	91,980
[1]	Blackstone Mortgage Trust Inc. Class A	4,213,999	91,654
	Janus Henderson Group plc	3,410,312	88,054
	First Financial Bankshares Inc.	3,491,721	87,712

		Shares	Market Value ($000)
	Assured Guaranty Ltd.	1,433,583	86,760
	Lazard Ltd. Class A	2,757,504	85,510
*	Mr Cooper Group Inc.	1,548,418	82,933
*	Brighthouse Financial Inc.	1,686,894	82,557
	Glacier Bancorp Inc.	2,854,877	81,364
	Jackson Financial Inc. Class A	2,108,290	80,579
*	Enstar Group Ltd.	330,126	79,890
	SLM Corp.	5,818,361	79,246
	Hancock Whitney Corp.	2,106,506	77,920
	Moelis & Co. Class A	1,713,535	77,332
	Hamilton Lane Inc. Class A	844,224	76,352
*,1	Credit Acceptance Corp.	165,002	75,921
	United Community Banks Inc.	2,907,948	73,891
	Federated Hermes Inc. Class B	2,158,723	73,116
*	Texas Capital Bancshares Inc.	1,235,647	72,780
*	Genworth Financial Inc. Class A	11,921,673	69,861
	Artisan Partners Asset Management Inc. Class A	1,762,768	65,963
	Kemper Corp.	1,566,800	65,853
	ServisFirst Bancshares Inc.	1,261,194	65,796
	CNO Financial Group Inc.	2,764,261	65,596
	Ameris Bancorp	1,691,841	64,950
	Associated Banc-Corp	3,691,694	63,165
	Piper Sandler Cos.	434,211	63,095
	International Bancshares Corp.	1,437,982	62,322
	UMB Financial Corp.	999,465	62,017
	First Bancorp	4,591,264	61,798
	Cathay General Bancorp	1,775,147	61,704
	Walker & Dunlop Inc.	815,875	60,571
	First Hawaiian Inc.	3,286,210	59,316
	Community Bank System Inc.	1,378,573	58,190
[1]	Arbor Realty Trust Inc.	3,821,671	58,013
	WSFS Financial Corp.	1,572,708	57,404
	CVB Financial Corp.	3,409,548	56,496
	Atlantic Union Bankshares Corp.	1,931,976	55,602
	First Interstate BancSystem Inc. Class A	2,164,121	53,973
	Pacific Premier Bancorp Inc.	2,471,814	53,787
	Independent Bank Corp.	1,080,130	53,024
*,1	Upstart Holdings Inc.	1,837,095	52,431
	Simmons First National Corp. Class A	3,090,009	52,406
*	Axos Financial Inc.	1,366,867	51,750
	Eastern Bankshares Inc.	4,089,603	51,284
	Fulton Financial Corp.	4,225,719	51,173
	Bank of Hawaii Corp.	1,023,595	50,862
	BGC Group Inc. Class A	9,529,318	50,315
	BOK Financial Corp.	598,572	47,874
	TPG Inc. Class A	1,583,221	47,687
	First Financial Bancorp	2,329,065	45,650
	PJT Partners Inc. Class A	561,176	44,580
*	Clearwater Analytics Holdings Inc. Class A	2,268,089	43,865
	BankUnited Inc.	1,917,964	43,538
	StepStone Group Inc. Class A	1,376,760	43,478
	First Merchants Corp.	1,539,590	42,831
	PennyMac Financial Services Inc.	642,823	42,812
	Washington Federal Inc.	1,668,671	42,751
*,1	Riot Platforms Inc.	4,538,229	42,342
	BancFirst Corp.	465,395	40,364
	Virtu Financial Inc. Class A	2,303,772	39,786
	Cohen & Steers Inc.	633,458	39,711

		Shares	Market Value ($000)
*	Goosehead Insurance Inc. Class A	523,800	39,039
	Towne Bank	1,683,950	38,613
*	BRP Group Inc. Class A	1,644,199	38,195
	Navient Corp.	2,195,170	37,801
	Banner Corp.	882,144	37,385
	Apollo Commercial Real Estate Finance Inc.	3,645,397	36,928
	NBT Bancorp Inc.	1,148,996	36,412
	OFG Bancorp	1,210,672	36,151
*,1	Marathon Digital Holdings Inc.	4,252,290	36,144
	Renasant Corp.	1,369,790	35,875
	Independent Bank Group Inc.	905,241	35,802
	Virtus Investment Partners Inc.	177,058	35,764
	WesBanco Inc.	1,448,385	35,370
	Park National Corp.	373,386	35,292
	Claros Mortgage Trust Inc.	3,035,297	33,631
	Northwest Bancshares Inc.	3,264,584	33,397
	Hilltop Holdings Inc.	1,170,441	33,194
	City Holding Co.	366,238	33,090
	Two Harbors Investment Corp.	2,481,690	32,858
	Chimera Investment Corp.	5,850,884	31,946
*	Cannae Holdings Inc.	1,696,251	31,618
	Horace Mann Educators Corp.	1,049,070	30,822
	Trustmark Corp.	1,411,740	30,677
	First Commonwealth Financial Corp.	2,498,881	30,511
	Ladder Capital Corp. Class A	2,934,319	30,106
	Westamerica Bancorp	684,523	29,606
	Compass Diversified Holdings	1,569,844	29,466
	National Bank Holdings Corp. Class A	968,913	28,835
	Provident Financial Services Inc.	1,845,093	28,211
	Franklin BSP Realty Trust Inc.	2,111,723	27,959
	PennyMac Mortgage Investment Trust	2,228,511	27,633
	Nelnet Inc. Class A	308,028	27,513
*	Encore Capital Group Inc.	573,074	27,370
	Argo Group International Holdings Ltd.	904,111	26,979
*,1	Trupanion Inc.	956,408	26,971
	Employers Holdings Inc.	669,439	26,744
	Hope Bancorp Inc.	2,928,502	25,917
	S&T Bancorp Inc.	933,186	25,271
	ProAssurance Corp.	1,337,362	25,263
	MFA Financial Inc.	2,617,851	25,157
[1]	ARMOUR Residential REIT Inc.	5,863,865	24,921
	Safety Insurance Group Inc.	360,948	24,613
	Safehold Inc.	1,369,021	24,369
	PacWest Bancorp	3,044,852	24,085
*	SiriusPoint Ltd.	2,323,857	23,634
	WisdomTree Inc.	3,282,016	22,974
*	Avantax Inc.	897,058	22,947
	Enact Holdings Inc.	821,939	22,381
	Berkshire Hills Bancorp Inc.	1,073,947	21,533
*	Oscar Health Inc. Class A	3,838,174	21,379
	National Western Life Group Inc. Class A	48,494	21,216
	Redwood Trust Inc.	2,934,245	20,921
	BrightSpire Capital Inc. Class A	3,339,011	20,902
	Mercury General Corp.	711,124	19,933
	Brookline Bancorp Inc.	2,163,557	19,710
*	Triumph Financial Inc.	284,046	18,403
*	PRA Group Inc.	957,547	18,394
*	Open Lending Corp.	2,480,272	18,156

		Shares	Market Value ($000)
	TFS Financial Corp.	1,440,354	17,025
*	LendingClub Corp.	2,652,135	16,178
	Capitol Federal Financial Inc.	3,323,244	15,852
	Eagle Bancorp Inc.	729,751	15,653
	Victory Capital Holdings Inc. Class A	464,537	15,488
*	Palomar Holdings Inc.	301,913	15,322
	KKR Real Estate Finance Trust Inc.	1,242,584	14,749
*,1	Lemonade Inc.	1,253,071	14,561
	Tompkins Financial Corp.	295,219	14,463
*	AssetMark Financial Holdings Inc.	572,268	14,352
	Heartland Financial USA Inc.	465,559	13,701
*	Ambac Financial Group Inc.	1,105,341	13,330
	P10 Inc. Class A	1,125,940	13,117
	Live Oak Bancshares Inc.	427,323	12,371
	United Fire Group Inc.	616,446	12,175
[1]	UWM Holdings Corp. Class A	2,272,219	11,020
	TPG RE Finance Trust Inc.	1,597,336	10,750
*	Columbia Financial Inc.	676,732	10,631
	Kearny Financial Corp.	1,527,740	10,587
*	World Acceptance Corp.	80,143	10,183
	GCM Grosvenor Inc. Class A	1,021,170	7,924
	F&G Annuities & Life Inc.	241,694	6,782
	Invesco Mortgage Capital Inc.	572,514	5,731
*,1	Net Power Inc.	345,954	5,224
	Northfield Bancorp Inc.	520,265	4,916
*	Hagerty Inc. Class A	542,698	4,434
*	loanDepot Inc. Class A	1,510,506	2,598
	Associated Capital Group Inc. Class A	35,033	1,279
	Central Pacific Financial Corp.	108	2
			15,881,264
Health Care (10.7%)
*	Exact Sciences Corp.	4,649,776	317,208
*	Neurocrine Biosciences Inc.	2,513,383	282,756
	Bio-Techne Corp.	4,070,888	277,105
*	Sarepta Therapeutics Inc.	2,280,803	276,479
*	United Therapeutics Corp.	1,207,924	272,834
*	Penumbra Inc.	939,708	227,325
*	Repligen Corp.	1,363,307	216,779
	Chemed Corp.	388,018	201,653
*	Catalent Inc.	4,407,817	200,688
*	Jazz Pharmaceuticals plc	1,543,748	199,823
	Universal Health Services Inc. Class B	1,519,264	191,017
*	Shockwave Medical Inc.	945,874	188,324
	DENTSPLY SIRONA Inc.	5,448,974	186,137
*	Exelixis Inc.	8,194,652	179,053
*	Tenet Healthcare Corp.	2,613,085	172,176
	Encompass Health Corp.	2,450,370	164,567
*	HealthEquity Inc.	2,199,882	160,701
*	Ionis Pharmaceuticals Inc.	3,505,052	158,989
*	Acadia Healthcare Co. Inc.	2,253,802	158,465
	Bruker Corp.	2,456,604	153,046
*	Globus Medical Inc. Class A	3,020,213	149,954
*	Inspire Medical Systems Inc.	755,076	149,837
*	Option Care Health Inc.	4,629,645	149,769
*	Medpace Holdings Inc.	589,899	142,832
*	Elanco Animal Health Inc.	12,682,978	142,557
*	Karuna Therapeutics Inc.	824,248	139,372
*	agilon health Inc.	7,827,618	139,018

		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	3,395,741	129,717
*	Charles River Laboratories International Inc.	659,788	129,305
	Ensign Group Inc.	1,374,131	127,698
*	Natera Inc.	2,802,385	124,006
*	Lantheus Holdings Inc.	1,761,299	122,375
*	DaVita Inc.	1,292,327	122,164
*	Alkermes plc	4,287,314	120,088
*	Envista Holdings Corp.	4,216,550	117,557
*	Haemonetics Corp.	1,305,144	116,915
*	Intra-Cellular Therapies Inc.	2,226,124	115,959
	Organon & Co.	6,578,080	114,195
*	Masimo Corp.	1,291,419	113,232
	Perrigo Co. plc	3,485,723	111,369
*	Vaxcyte Inc.	2,174,049	110,833
*	Merit Medical Systems Inc.	1,483,367	102,382
*	ImmunoGen Inc.	6,407,257	101,683
*	10X Genomics Inc. Class A	2,394,323	98,766
*	Apellis Pharmaceuticals Inc.	2,575,857	97,986
*	Insmed Inc.	3,790,491	95,710
*	QuidelOrtho Corp.	1,289,353	94,174
*	Neogen Corp.	5,010,665	92,898
*	Amicus Therapeutics Inc.	7,392,339	89,891
*	Glaukos Corp.	1,189,575	89,516
*	Guardant Health Inc.	2,878,285	85,312
	CONMED Corp.	791,168	79,789
*	Amedisys Inc.	839,958	78,452
*	Blueprint Medicines Corp.	1,561,913	78,439
*	Azenta Inc.	1,548,390	77,714
*	Inari Medical Inc.	1,181,004	77,238
*	Bridgebio Pharma Inc.	2,927,190	77,190
*	Evolent Health Inc. Class A	2,768,935	75,398
*	Teladoc Health Inc.	4,034,486	75,001
*	R1 RCM Inc.	4,853,094	73,136
*	Prestige Consumer Healthcare Inc.	1,275,662	72,955
*	Axonics Inc.	1,299,025	72,901
*	Cytokinetics Inc.	2,472,175	72,830
*	Krystal Biotech Inc.	612,529	71,053
*	Progyny Inc.	2,087,652	71,022
*	iRhythm Technologies Inc.	747,953	70,502
*	Arrowhead Pharmaceuticals Inc.	2,621,715	70,445
*	ICU Medical Inc.	590,321	70,254
*	REVOLUTION Medicines Inc.	2,529,246	70,010
*	Mirati Therapeutics Inc.	1,572,217	68,486
*	Intellia Therapeutics Inc.	2,165,039	68,459
*	Integra LifeSciences Holdings Corp.	1,781,340	68,029
*,1	Axsome Therapeutics Inc.	971,778	67,918
*	Integer Holdings Corp.	857,401	67,246
*,1	Ginkgo Bioworks Holdings Inc. Class A	37,097,317	67,146
*	Enovis Corp.	1,263,703	66,635
	Select Medical Holdings Corp.	2,618,665	66,174
	Premier Inc. Class A	3,068,041	65,963
*	ACADIA Pharmaceuticals Inc.	3,161,150	65,878
	Patterson Cos. Inc.	2,207,996	65,445
*	Fortrea Holdings Inc.	2,286,157	65,361
*	Immunovant Inc.	1,650,131	63,349
*	Ultragenyx Pharmaceutical Inc.	1,749,036	62,353
*	Doximity Inc. Class A	2,909,077	61,731
*	Madrigal Pharmaceuticals Inc.	406,010	59,294

		Shares	Market Value ($000)
*	Privia Health Group Inc.	2,569,203	59,092
*,1	Corcept Therapeutics Inc.	2,111,963	57,540
*	Denali Therapeutics Inc.	2,654,651	54,765
*	Omnicell Inc.	1,164,595	52,453
*	Surgery Partners Inc.	1,792,295	52,425
*	AtriCure Inc.	1,158,949	50,762
*	STAAR Surgical Co.	1,249,470	50,204
*	Pacific Biosciences of California Inc.	5,810,528	48,518
*	CorVel Corp.	242,586	47,705
*	Certara Inc.	3,088,811	44,911
*	Novocure Ltd.	2,738,541	44,227
*	Beam Therapeutics Inc.	1,837,331	44,188
*	PTC Therapeutics Inc.	1,941,858	43,517
*	Veracyte Inc.	1,875,337	41,876
*	NeoGenomics Inc.	3,288,476	40,448
*	NextGen Healthcare Inc.	1,641,571	38,954
*	Sotera Health Co.	2,550,605	38,208
*	Supernus Pharmaceuticals Inc.	1,337,269	36,869
*	PROCEPT BioRobotics Corp.	1,089,723	35,754
*	Agios Pharmaceuticals Inc.	1,437,965	35,590
*	Cerevel Therapeutics Holdings Inc.	1,617,997	35,321
*	Pacira BioSciences Inc.	1,137,101	34,886
*	Tandem Diabetes Care Inc.	1,671,530	34,718
*	Apollo Medical Holdings Inc.	1,113,875	34,363
*	Ironwood Pharmaceuticals Inc. Class A	3,422,624	32,960
*,1	Recursion Pharmaceuticals Inc. Class A	4,192,240	32,071
*	Myriad Genetics Inc.	1,998,057	32,049
*	Xencor Inc.	1,564,416	31,523
*	Owens & Minor Inc.	1,867,445	30,178
*	SpringWorks Therapeutics Inc.	1,285,710	29,726
*	TG Therapeutics Inc.	3,490,149	29,178
*	Twist Bioscience Corp.	1,400,547	28,375
*	Warby Parker Inc. Class A	2,126,455	27,984
*	Harmony Biosciences Holdings Inc.	847,634	27,777
*	Pediatrix Medical Group Inc.	2,156,129	27,404
*	Zentalis Pharmaceuticals Inc.	1,360,256	27,287
*	Maravai LifeSciences Holdings Inc. Class A	2,710,903	27,109
*	Sage Therapeutics Inc.	1,307,457	26,907
*	Iovance Biotherapeutics Inc.	5,727,877	26,062
*	Ligand Pharmaceuticals Inc.	423,523	25,378
*	Amylyx Pharmaceuticals Inc.	1,384,506	25,350
*	Relay Therapeutics Inc.	2,980,266	25,064
*	Avanos Medical Inc.	1,203,914	24,343
*	Vir Biotechnology Inc.	2,586,281	24,233
*	Arvinas Inc.	1,167,731	22,934
*	Hims & Hers Health Inc.	3,643,587	22,918
	Embecta Corp.	1,471,934	22,153
	National HealthCare Corp.	334,514	21,402
*	EQRx Inc.	9,389,706	20,845
	Healthcare Services Group Inc.	1,905,783	19,877
*	Innoviva Inc.	1,504,842	19,548
*	Varex Imaging Corp.	1,037,726	19,499
*	Brookdale Senior Living Inc.	4,592,984	19,015
*	Adaptive Biotechnologies Corp.	3,343,928	18,224
*	AdaptHealth Corp. Class A	1,922,695	17,497
*,1	BioCryst Pharmaceuticals Inc.	2,433,639	17,230
*	Nevro Corp.	881,372	16,940
*	Multiplan Corp.	10,009,492	16,816

		Shares	Market Value ($000)
*	Alignment Healthcare Inc.	2,419,730	16,793
*	Nuvalent Inc. Class A	364,374	16,750
*	REGENXBIO Inc.	1,016,282	16,728
*,1	Novavax Inc.	2,303,596	16,678
*	Editas Medicine Inc.	2,096,856	16,355
*	Verve Therapeutics Inc.	1,227,539	16,277
*	Rocket Pharmaceuticals Inc.	775,660	15,893
*	OPKO Health Inc.	9,928,314	15,885
*	Amneal Pharmaceuticals Inc.	3,564,608	15,043
*	Kymera Therapeutics Inc.	1,067,492	14,838
*	Treace Medical Concepts Inc.	1,106,598	14,508
*	Cytek Biosciences Inc.	2,626,891	14,500
*	Enhabit Inc.	1,286,911	14,478
*	Silk Road Medical Inc.	947,547	14,204
*	Health Catalyst Inc.	1,390,040	14,067
*	Outset Medical Inc.	1,278,973	13,915
	HealthStream Inc.	630,578	13,608
*	Kiniksa Pharmaceuticals Ltd. Class A	769,316	13,363
*	LifeStance Health Group Inc.	1,941,862	13,341
*	Phreesia Inc.	654,677	12,229
*	Arcus Biosciences Inc.	623,105	11,185
*	GoodRx Holdings Inc. Class A	1,944,443	10,947
*,1	Prime Medicine Inc.	1,124,615	10,729
*,1	Sana Biotechnology Inc.	2,529,314	9,788
*,1	Day One Biopharmaceuticals Inc.	781,108	9,584
*,1	Clover Health Investments Corp. Class A	8,667,842	9,361
*	Accolade Inc.	876,574	9,274
*	ACELYRIN Inc.	873,937	8,888
*,1	Theravance Biopharma Inc.	949,627	8,195
*	Allogene Therapeutics Inc.	2,583,128	8,189
*	AnaptysBio Inc.	443,207	7,960
*	23andMe Holding Co. Class A	7,440,908	7,275
	Phibro Animal Health Corp. Class A	522,478	6,672
*,1	Lyell Immunopharma Inc.	4,513,483	6,635
*,1	ImmunityBio Inc.	3,515,581	5,941
*	Agiliti Inc.	867,264	5,629
*	Alector Inc.	807,716	5,234
*	CareDx Inc.	658,832	4,612
*,1	ProKidney Corp. Class A	870,082	3,985
*	American Well Corp. Class A	2,910,672	3,405
*	Innovage Holding Corp.	519,061	3,109
*	Fate Therapeutics Inc.	1,076,291	2,282
*,1	Butterfly Network Inc.	1,736,482	2,049
*	Erasca Inc.	970,416	1,912
*	FibroGen Inc.	1,198,752	1,034
*,1	P3 Health Partners Inc.	663,275	975
*	Cano Health Inc.	2,933,965	744
*,1	Neumora Therapeutics Inc.	14,030	198
*	Emergent BioSolutions Inc.	180	1
*	Cullinan Oncology Inc.	108	1
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			12,564,387
Industrials (21.6%)
	IDEX Corp.	1,945,509	404,705
*	Builders FirstSource Inc.	3,217,668	400,568
	Booz Allen Hamilton Holding Corp. Class A	3,374,021	368,679

		Shares	Market Value ($000)
*	Axon Enterprise Inc.	1,827,876	363,729
	Carlisle Cos. Inc.	1,284,717	333,076
	Watsco Inc.	863,032	325,984
	Graco Inc.	4,348,896	316,948
	Owens Corning	2,311,390	315,297
	RPM International Inc.	3,321,709	314,931
	Lennox International Inc.	822,499	307,977
	AECOM	3,570,174	296,467
	Nordson Corp.	1,320,490	294,694
	Pentair plc	4,248,821	275,111
*	Saia Inc.	682,843	272,215
	Lincoln Electric Holdings Inc.	1,477,304	268,559
*	Fair Isaac Corp.	303,746	263,813
	EMCOR Group Inc.	1,212,880	255,178
	Regal Rexnord Corp.	1,706,739	243,859
	Westrock Co.	6,596,781	236,165
	Allegion plc	2,259,022	235,390
	Howmet Aerospace Inc.	5,038,020	233,008
	nVent Electric plc	4,266,008	226,056
	Toro Co.	2,674,194	222,226
	Advanced Drainage Systems Inc.	1,924,057	219,015
	Hubbell Inc. Class B	690,009	216,256
	A O Smith Corp.	3,206,172	212,024
*	XPO Inc.	2,835,158	211,673
	AptarGroup Inc.	1,689,026	211,196
	Huntington Ingalls Industries Inc.	1,026,070	209,913
	Tetra Tech Inc.	1,370,448	208,349
*	WEX Inc.	1,105,411	207,917
	ITT Inc.	2,112,676	206,852
*	TopBuild Corp.	817,265	205,624
	Fortune Brands Innovations Inc.	3,265,544	202,986
*	WillScot Mobile Mini Holdings Corp.	4,824,275	200,642
	Knight-Swift Transportation Holdings Inc. Class A	3,943,603	197,772
*	Paylocity Holding Corp.	1,079,476	196,141
	AGCO Corp.	1,637,994	193,742
	Curtiss-Wright Corp.	985,784	192,849
	Woodward Inc.	1,545,162	192,002
	Robert Half Inc.	2,618,060	191,851
	WESCO International Inc.	1,322,675	190,227
	Cognex Corp.	4,434,588	188,204
	Donaldson Co. Inc.	3,119,975	186,075
*	Chart Industries Inc.	1,100,042	186,039
*	GXO Logistics Inc.	3,060,518	179,499
	Berry Global Group Inc.	2,887,232	178,749
*	Middleby Corp.	1,379,544	176,582
	BWX Technologies Inc.	2,353,945	176,499
	Graphic Packaging Holding Co.	7,905,852	176,142
*	Generac Holdings Inc.	1,602,009	174,555
*	Trex Co. Inc.	2,794,218	172,208
	Genpact Ltd.	4,666,527	168,928
	Simpson Manufacturing Co. Inc.	1,098,089	164,505
	Landstar System Inc.	925,019	163,673
	Oshkosh Corp.	1,680,538	160,374
	Littelfuse Inc.	640,656	158,447
	Comfort Systems USA Inc.	920,575	156,875
*	FTI Consulting Inc.	875,717	156,237
	Applied Industrial Technologies Inc.	994,865	153,816
*	Axalta Coating Systems Ltd.	5,704,982	153,464

		Shares	Market Value ($000)
	Eagle Materials Inc.	911,650	151,808
	MSA Safety Inc.	960,912	151,488
	MKS Instruments Inc.	1,718,315	148,703
	Sensata Technologies Holding plc	3,922,924	148,365
*	Atkore Inc.	972,595	145,101
	Brunswick Corp.	1,797,310	141,988
	Jack Henry & Associates Inc.	938,598	141,860
	Sonoco Products Co.	2,521,216	137,028
	Acuity Brands Inc.	802,824	136,729
*	ATI Inc.	3,309,293	136,177
	Allison Transmission Holdings Inc.	2,303,328	136,035
*	Fluor Corp.	3,690,196	135,430
	Flowserve Corp.	3,376,697	134,291
	Western Union Co.	9,638,650	127,037
*	Kirby Corp.	1,530,921	126,760
*	API Group Corp.	4,854,565	125,879
	Valmont Industries Inc.	513,885	123,440
	Vontier Corp.	3,981,112	123,096
	Sealed Air Corp.	3,717,244	122,149
	Watts Water Technologies Inc. Class A	704,773	121,799
	MSC Industrial Direct Co. Inc. Class A	1,219,438	119,688
*	Mohawk Industries Inc.	1,393,431	119,570
	Ryder System Inc.	1,113,074	119,043
*	MasTec Inc.	1,623,729	116,860
	Maximus Inc.	1,564,226	116,816
*	ExlService Holdings Inc.	4,052,276	113,626
	Exponent Inc.	1,308,802	112,033
*,1	Affirm Holdings Inc. Class A	5,190,422	110,400
	Crane Co.	1,241,913	110,332
*	AZEK Co. Inc. Class A	3,651,985	108,610
	Badger Meter Inc.	754,532	108,555
	Air Lease Corp. Class A	2,714,704	106,986
*	Beacon Roofing Supply Inc.	1,380,192	106,509
	Belden Inc.	1,088,438	105,089
	Esab Corp.	1,473,157	103,445
	MDU Resources Group Inc.	5,240,683	102,613
	AAON Inc.	1,785,378	101,534
	EnerSys	1,056,247	99,995
	Zurn Elkay Water Solutions Corp.	3,561,444	99,792
	GATX Corp.	911,065	99,151
*	ASGN Inc.	1,183,662	96,682
*	Euronet Worldwide Inc.	1,214,264	96,388
*	Summit Materials Inc. Class A	3,060,390	95,301
	HB Fuller Co.	1,386,456	95,125
	Terex Corp.	1,647,832	94,948
	Federal Signal Corp.	1,569,819	93,765
	ManpowerGroup Inc.	1,276,116	93,565
	Louisiana-Pacific Corp.	1,670,323	92,319
*	Flywire Corp.	2,883,481	91,954
	Silgan Holdings Inc.	2,122,687	91,509
	Insperity Inc.	932,707	91,032
*	SPX Technologies Inc.	1,114,946	90,757
	Franklin Electric Co. Inc.	1,012,332	90,330
*,1	TriNet Group Inc.	760,066	88,532
	John Bean Technologies Corp.	819,629	86,176
	Moog Inc. Class A	739,355	83,518
*	AMN Healthcare Services Inc.	977,801	83,289
	Armstrong World Industries Inc.	1,151,334	82,896

		Shares	Market Value ($000)
	Brink's Co.	1,135,421	82,477
	Herc Holdings Inc.	691,800	82,283
	Otter Tail Corp.	1,073,471	81,498
*	Shift4 Payments Inc. Class A	1,453,519	80,481
	Installed Building Products Inc.	621,577	77,629
*	Verra Mobility Corp. Class A	4,148,804	77,583
	FTAI Aviation Ltd.	2,180,305	77,510
*	Core & Main Inc. Class A	2,670,649	77,048
	Matson Inc.	862,851	76,552
*	Remitly Global Inc.	3,031,561	76,456
	Hillenbrand Inc.	1,800,220	76,167
*	AeroVironment Inc.	676,816	75,485
	Encore Wire Corp.	411,024	74,995
*	Marqeta Inc. Class A	12,252,958	73,273
*	Itron Inc.	1,170,313	70,898
	ESCO Technologies Inc.	663,811	69,328
	Albany International Corp. Class A	803,391	69,317
	Crane NXT Co.	1,242,786	69,062
	ABM Industries Inc.	1,703,127	68,142
*,1	Bloom Energy Corp. Class A	5,122,748	67,928
*	GMS Inc.	1,049,718	67,150
*	O-I Glass Inc.	3,991,708	66,781
	Korn Ferry	1,379,753	65,455
	EnPro Industries Inc.	538,213	65,226
*	Knife River Corp.	1,310,713	64,002
*	Dycom Industries Inc.	717,452	63,853
*	Alight Inc. Class A	8,976,053	63,640
	UniFirst Corp.	388,912	63,397
	McGrath RentCorp	630,460	63,197
*	ACI Worldwide Inc.	2,796,139	63,081
	EVERTEC Inc.	1,664,384	61,882
	Brady Corp. Class A	1,123,097	61,680
*	Hub Group Inc. Class A	768,499	60,358
	ArcBest Corp.	587,784	59,748
*	RXO Inc.	3,012,616	59,439
*,1	Joby Aviation Inc.	8,934,106	57,625
	Werner Enterprises Inc.	1,469,298	57,229
*	Resideo Technologies Inc.	3,612,747	57,081
	ADT Inc.	8,928,152	53,569
*	Masonite International Corp.	566,837	52,841
*	Mercury Systems Inc.	1,424,083	52,819
	Trinity Industries Inc.	2,108,645	51,346
	Mueller Water Products Inc. Class A	4,031,560	51,120
	Kennametal Inc.	2,053,637	51,095
*	Huron Consulting Group Inc.	490,083	51,047
*	AAR Corp.	856,366	50,979
*	Kratos Defense & Security Solutions Inc.	3,299,592	49,560
	Griffon Corp.	1,195,965	47,444
	Helios Technologies Inc.	851,310	47,231
*	Hayward Holdings Inc.	3,295,842	46,471
*	OSI Systems Inc.	388,022	45,802
	Forward Air Corp.	662,314	45,527
	Standex International Corp.	305,466	44,503
	Bread Financial Holdings Inc.	1,294,382	44,268
*	Spirit AeroSystems Holdings Inc. Class A	2,714,310	43,809
*	Gates Industrial Corp. plc	3,743,668	43,464
[1]	Granite Construction Inc.	1,132,217	43,047
	Primoris Services Corp.	1,306,060	42,747

		Shares	Market Value ($000)
*,1	Aurora Innovation Inc. Class A	18,054,188	42,427
	Barnes Group Inc.	1,239,780	42,115
	Greif Inc. Class A	623,940	41,685
*,1	Enovix Corp.	3,303,094	41,454
*	Hillman Solutions Corp.	5,021,720	41,429
*	Payoneer Global Inc.	6,483,450	39,679
	Enerpac Tool Group Corp. Class A	1,446,869	38,241
*	AvidXchange Holdings Inc.	3,910,996	37,076
*	Air Transport Services Group Inc.	1,733,956	36,188
*	Mirion Technologies Inc. Class A	4,778,326	35,694
	Tennant Co.	477,363	35,396
	H&E Equipment Services Inc.	797,887	34,461
*	Vicor Corp.	584,579	34,426
*	Legalzoom.com Inc.	3,123,321	34,169
	Lindsay Corp.	284,078	33,430
*	CoreCivic Inc.	2,772,137	31,187
	Greenbrier Cos. Inc.	753,608	30,144
*,1	Rocket Lab USA Inc.	6,828,057	29,907
	Kforce Inc.	490,996	29,293
*	Cimpress plc	406,309	28,446
	AZZ Inc.	610,400	27,822
*	JELD-WEN Holding Inc.	2,078,717	27,772
	Astec Industries Inc.	584,002	27,512
	Schneider National Inc. Class B	964,845	26,717
	Apogee Enterprises Inc.	567,054	26,697
*	Gibraltar Industries Inc.	390,760	26,380
	TriMas Corp.	1,064,045	26,346
	Wabash National Corp.	1,207,165	25,495
	International Seaways Inc.	565,105	25,430
*	Janus International Group Inc.	2,262,735	24,211
	Quanex Building Products Corp.	846,439	23,844
*	Thermon Group Holdings Inc.	865,349	23,771
*	Leonardo DRS Inc.	1,346,595	22,488
	Deluxe Corp.	1,120,356	21,164
*,1	PureCycle Technologies Inc.	3,369,773	18,904
	Gorman-Rupp Co.	571,940	18,817
*	ZipRecruiter Inc. Class A	1,509,907	18,104
	First Advantage Corp.	1,305,266	18,000
*	Proto Labs Inc.	670,295	17,696
	Heartland Express Inc.	1,116,508	16,402
*	Green Dot Corp. Class A	1,142,875	15,920
*	American Woodmark Corp.	210,361	15,905
*	Conduent Inc.	4,474,491	15,571
*,1	Nikola Corp.	9,897,092	15,538
*,1	Virgin Galactic Holdings Inc.	8,015,104	14,427
	Kaman Corp.	724,889	14,244
	Kelly Services Inc. Class A	782,345	14,231
	Pitney Bowes Inc.	4,295,567	12,973
	TTEC Holdings Inc.	487,186	12,774
	REV Group Inc.	764,148	12,226
*	Sterling Check Corp.	865,960	10,928
	Hyster-Yale Materials Handling Inc.	240,878	10,738
*,1	Symbotic Inc. Class A	311,599	10,417
	National Presto Industries Inc.	136,358	9,881
*,1	Atmus Filtration Technologies Inc.	438,767	9,148
*	Forrester Research Inc.	296,139	8,558
*,1	Desktop Metal Inc. Class A	5,809,327	8,482
*	BrightView Holdings Inc.	1,079,517	8,366

		Shares	Market Value ($000)
*	CryoPort Inc.	596,345	8,176
*	Triumph Group Inc.	985,305	7,547
	Pactiv Evergreen Inc.	916,417	7,450
*,1	Paymentus Holdings Inc. Class A	412,512	6,848
*	Advantage Solutions Inc.	2,073,449	5,889
*	TaskUS Inc. Class A	560,098	5,814
*	TrueBlue Inc.	378,351	5,550
	Kronos Worldwide Inc.	590,884	4,579
*,1	Microvast Holdings Inc.	2,185,500	4,131
	Greif Inc. Class B	52,587	3,500
*,1	MSP Recovery Inc.	1,646,290	354
*	FARO Technologies Inc.	70	1
*	Hyliion Holdings Corp.	506	1
*	TuSimple Holdings Inc. Class A	566	1
*	Global Business Travel Group I	200	1
*,2	GCI Liberty Inc.	12,511	—
			25,450,646
Real Estate (7.0%)
	Gaming & Leisure Properties Inc.	6,419,572	292,411
	Kimco Realty Corp.	15,952,229	280,600
	Equity LifeStyle Properties Inc.	4,313,964	274,843
	American Homes 4 Rent Class A	7,903,713	266,276
	Rexford Industrial Realty Inc.	4,883,170	240,984
	CubeSmart	5,785,307	220,594
	Americold Realty Trust Inc.	6,954,355	211,482
	Omega Healthcare Investors Inc.	6,301,566	208,960
	EastGroup Properties Inc.	1,168,284	194,554
	Federal Realty Investment Trust	2,097,744	190,118
	Lamar Advertising Co. Class A	2,252,949	188,054
*	Jones Lang LaSalle Inc.	1,227,483	173,296
	NNN REIT Inc.	4,692,809	165,844
	First Industrial Realty Trust Inc.	3,402,960	161,947
	Brixmor Property Group Inc.	7,734,400	160,721
	STAG Industrial Inc.	4,623,098	159,543
	Healthcare Realty Trust Inc. Class A	9,803,262	149,696
	Host Hotels & Resorts Inc.	9,156,405	147,143
	Regency Centers Corp.	2,375,171	141,180
	Agree Realty Corp.	2,477,080	136,834
	Terreno Realty Corp.	2,159,625	122,667
	Spirit Realty Capital Inc.	3,637,179	121,955
	Ryman Hospitality Properties Inc.	1,459,402	121,539
	Kite Realty Group Trust	5,646,413	120,946
	Apartment Income REIT Corp. Class A	3,840,873	117,915
	Rayonier Inc.	3,816,740	108,624
	Boston Properties Inc.	1,816,867	108,067
	Phillips Edison & Co. Inc.	3,021,731	101,349
[1]	Vornado Realty Trust	4,414,691	100,125
	Kilroy Realty Corp.	3,016,812	95,361
	PotlatchDeltic Corp.	2,056,933	93,364
	Essential Properties Realty Trust Inc.	4,014,979	86,844
[1]	Medical Properties Trust Inc.	15,404,408	83,954
	Sabra Health Care REIT Inc.	5,952,242	82,974
	Independence Realty Trust Inc.	5,786,071	81,410
	Apple Hospitality REIT Inc.	5,300,195	81,305
	EPR Properties	1,938,580	80,529
	Cousins Properties Inc.	3,908,058	79,607
	Physicians Realty Trust	6,139,611	74,842
	DigitalBridge Group Inc.	4,183,423	73,545

		Shares	Market Value ($000)
	COPT Defense Properties	2,897,215	69,041
	Broadstone Net Lease Inc.	4,821,634	68,949
	LXP Industrial Trust	7,534,233	67,055
	National Storage Affiliates Trust	2,067,802	65,632
	Park Hotels & Resorts Inc.	5,277,162	65,015
*	Howard Hughes Holdings Inc.	838,786	62,179
[1]	SL Green Realty Corp.	1,658,121	61,848
	Macerich Co.	5,543,161	60,476
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,761,989	58,554
	Tanger Factory Outlet Centers Inc.	2,573,339	58,157
	SITE Centers Corp.	4,581,537	56,490
	Highwoods Properties Inc.	2,721,928	56,099
	Innovative Industrial Properties Inc.	722,106	54,635
	National Health Investors Inc.	1,062,247	54,557
	St. Joe Co.	977,283	53,096
	CareTrust REIT Inc.	2,562,605	52,533
	Douglas Emmett Inc.	4,080,851	52,072
	Sunstone Hotel Investors Inc.	5,338,331	49,913
	Equity Commonwealth	2,685,680	49,336
	Global Net Lease Inc.	5,013,862	48,183
	Urban Edge Properties	2,880,323	43,954
	Pebblebrook Hotel Trust	3,106,527	42,218
	DiamondRock Hospitality Co.	5,134,681	41,231
	Kennedy-Wilson Holdings Inc.	2,695,580	39,733
	InvenTrust Properties Corp.	1,654,325	39,389
	Outfront Media Inc.	3,830,405	38,687
	JBG SMITH Properties	2,656,899	38,419
	Retail Opportunity Investments Corp.	3,086,805	38,215
	RLJ Lodging Trust	3,858,271	37,772
*	Opendoor Technologies Inc.	13,545,512	35,760
	Acadia Realty Trust	2,448,033	35,129
	LTC Properties Inc.	1,063,597	34,173
*	Cushman & Wakefield plc	4,395,745	33,496
	Veris Residential Inc.	2,010,092	33,166
	Service Properties Trust	4,270,232	32,838
	Xenia Hotels & Resorts Inc.	2,768,293	32,610
	Getty Realty Corp.	1,167,466	32,374
[1]	eXp World Holdings Inc.	1,972,513	32,034
	Alexander & Baldwin Inc.	1,865,497	31,210
	Elme Communities	2,255,909	30,771
	Uniti Group Inc.	6,131,055	28,939
	Empire State Realty Trust Inc. Class A	3,290,127	26,453
*	GEO Group Inc.	3,077,037	25,170
*	Compass Inc. Class A	8,380,133	24,302
	Hudson Pacific Properties Inc.	3,620,009	24,073
	RPT Realty	2,228,705	23,535
*	Apartment Investment & Management Co. Class A	3,417,763	23,241
	Centerspace	383,971	23,138
	American Assets Trust Inc.	1,169,869	22,754
	Newmark Group Inc. Class A	3,522,882	22,652
	Paramount Group Inc.	4,744,274	21,919
	Brandywine Realty Trust	4,420,310	20,068
*	Redfin Corp.	2,781,188	19,580
	Piedmont Office Realty Trust Inc. Class A	3,177,047	17,855
	Marcus & Millichap Inc.	592,729	17,391
*	Anywhere Real Estate Inc.	2,692,676	17,314
	Universal Health Realty Income Trust	319,583	12,921
*	Forestar Group Inc.	448,662	12,087

		Shares	Market Value ($000)
	Saul Centers Inc.	338,341	11,933
	Alexander's Inc.	59,033	10,758
	RMR Group Inc. Class A	380,971	9,341
	Summit Hotel Properties Inc.	1,312,582	7,613
	Bridge Investment Group Holdings Inc. Class A	771,685	7,099
	Office Properties Income Trust	196	1
*,2	Spirit MTA REIT	529,410	—
*,1	WeWork Inc. Class A	54	—
			8,219,138
Technology (12.9%)
*	PTC Inc.	3,045,297	431,458
	Jabil Inc.	3,199,485	405,983
	Entegris Inc.	3,862,743	362,750
	Vertiv Holdings Co. Class A	8,813,700	327,870
*	Super Micro Computer Inc.	1,148,187	314,856
*	Manhattan Associates Inc.	1,586,783	313,644
*	Lattice Semiconductor Corp.	3,546,877	304,783
*	Dynatrace Inc.	6,037,986	282,155
*	Pure Storage Inc. Class A	7,518,212	267,799
*	Ceridian HCM Holding Inc.	3,804,826	258,157
*	F5 Inc.	1,525,985	245,897
*	Nutanix Inc. Class A	6,067,404	211,631
	KBR Inc.	3,471,681	204,621
	National Instruments Corp.	3,416,660	203,701
*	AppLovin Corp. Class A	4,983,544	199,142
*	Guidewire Software Inc.	2,095,961	188,637
*	CACI International Inc. Class A	586,657	184,169
	Universal Display Corp.	1,157,309	181,686
*	Arrow Electronics Inc.	1,432,083	179,354
*	Dropbox Inc. Class A	6,522,907	177,619
*	Elastic NV	2,005,277	162,909
	Leidos Holdings Inc.	1,766,969	162,844
*	Onto Innovation Inc.	1,262,542	160,999
*	SPS Commerce Inc.	943,210	160,921
*	UiPath Inc. Class A	9,240,523	158,105
*	Rambus Inc.	2,808,096	156,664
*	Fabrinet	931,375	155,186
*	Aspen Technology Inc.	745,610	152,298
	Science Applications International Corp.	1,381,224	145,774
*	Procore Technologies Inc.	2,198,739	143,622
*	Axcelis Technologies Inc.	844,173	137,642
*	Confluent Inc. Class A	4,636,039	137,273
*	Qualys Inc.	897,547	136,921
*	Tenable Holdings Inc.	2,976,142	133,331
*	Insight Enterprises Inc.	915,224	133,165
*	Novanta Inc.	921,699	132,209
*	Smartsheet Inc. Class A	3,266,850	132,177
*	Coherent Corp.	3,871,096	126,353
*	New Relic Inc.	1,445,736	123,784
*	Workiva Inc. Class A	1,217,981	123,430
*	Wolfspeed Inc.	3,223,624	122,820
	Dolby Laboratories Inc. Class A	1,532,252	121,446
	TD SYNNEX Corp.	1,206,239	120,455
*	Five9 Inc.	1,858,573	119,506
*	Teradata Corp.	2,570,498	115,724
	Avnet Inc.	2,354,169	113,447
	Power Integrations Inc.	1,476,684	112,686
*	MACOM Technology Solutions Holdings Inc.	1,369,810	111,749

		Shares	Market Value ($000)
*	DXC Technology Co.	5,278,598	109,953
*	Cirrus Logic Inc.	1,407,521	104,100
	Advanced Energy Industries Inc.	969,137	99,937
*	IAC Inc.	1,957,606	98,644
*	SentinelOne Inc. Class A	5,831,937	98,326
*	Blackbaud Inc.	1,385,788	97,449
*	Gitlab Inc. Class A	2,109,063	95,372
*	Toast Inc. Class A	5,023,105	94,083
*	Freshworks Inc. Class A	4,685,438	93,334
*	NCR Corp.	3,444,515	92,899
*	Samsara Inc. Class A	3,680,242	92,779
	Concentrix Corp.	1,139,032	91,248
*	Silicon Laboratories Inc.	778,900	90,267
*	Kyndryl Holdings Inc.	5,890,398	88,945
*	Synaptics Inc.	992,922	88,807
*	Diodes Inc.	1,122,935	88,532
*	Appfolio Inc. Class A	484,693	88,520
*	Altair Engineering Inc. Class A	1,391,577	87,057
*,1	MicroStrategy Inc. Class A	265,133	87,038
*	Box Inc. Class A	3,540,473	85,715
*	DoubleVerify Holdings Inc.	3,015,958	84,296
*	Varonis Systems Inc. Class B	2,681,180	81,883
	Vishay Intertechnology Inc.	3,267,055	80,762
*	BlackLine Inc.	1,412,760	78,366
*	CommVault Systems Inc.	1,129,116	76,340
*	ZoomInfo Technologies Inc. Class A	4,650,611	76,270
*	Sanmina Corp.	1,399,430	75,961
*	Alarm.com Holdings Inc.	1,220,406	74,616
*	IPG Photonics Corp.	731,614	74,288
	Dun & Bradstreet Holdings Inc.	7,350,559	73,432
*	Ziff Davis Inc.	1,136,824	72,404
*	Yelp Inc. Class A	1,680,302	69,884
*	FormFactor Inc.	1,999,240	69,853
*	Rapid7 Inc.	1,490,972	68,257
*,1	C3.ai Inc. Class A	2,652,252	67,685
*	Plexus Corp.	707,573	65,790
*	CCC Intelligent Solutions Holdings Inc.	4,883,701	65,197
	Amkor Technology Inc.	2,847,515	64,354
*	Rogers Corp.	479,412	63,028
*,1	IonQ Inc.	4,174,523	62,117
*	RingCentral Inc. Class A	2,073,462	61,437
*	Sprout Social Inc. Class A	1,185,197	59,118
*	Parsons Corp.	1,080,388	58,719
	Progress Software Corp.	1,116,523	58,707
*	Alteryx Inc. Class A	1,545,409	58,246
*	Braze Inc. Class A	1,233,189	57,627
*	Fastly Inc. Class A	2,995,095	57,416
*	Envestnet Inc.	1,263,918	55,650
*	Allegro MicroSystems Inc.	1,734,313	55,394
*	nCino Inc.	1,735,156	55,178
*	HashiCorp Inc. Class A	2,328,129	53,151
*	Perficient Inc.	896,792	51,888
*	Ambarella Inc.	969,247	51,399
*	JFrog Ltd.	2,005,289	50,854
*	NetScout Systems Inc.	1,765,934	49,481
*	SiTime Corp.	429,301	49,048
*	Appian Corp. Class A	1,072,473	48,916
*	PagerDuty Inc.	2,138,414	48,093

		Shares	Market Value ($000)
*	LiveRamp Holdings Inc.	1,620,292	46,729
	Pegasystems Inc.	1,072,765	46,569
*	Q2 Holdings Inc.	1,430,833	46,173
*	Schrodinger Inc.	1,616,406	45,696
*	Credo Technology Group Holding Ltd.	2,899,606	44,219
	Xerox Holdings Corp.	2,793,682	43,833
*	Semtech Corp.	1,648,708	42,454
*	Cargurus Inc. Class A	2,387,760	41,834
*	MaxLinear Inc. Class A	1,879,770	41,825
	Clear Secure Inc. Class A	2,179,374	41,495
*	Squarespace Inc. Class A	1,378,667	39,940
	CSG Systems International Inc.	777,677	39,755
*	Veeco Instruments Inc.	1,380,531	38,807
*	Asana Inc. Class A	2,024,306	37,065
*	PROS Holdings Inc.	1,068,095	36,977
*	Bumble Inc. Class A	2,464,532	36,771
*	Paycor HCM Inc.	1,593,976	36,391
*	Verint Systems Inc.	1,568,772	36,066
*	DigitalOcean Holdings Inc.	1,483,382	35,646
*	Upwork Inc.	3,118,102	35,422
*	Veradigm Inc.	2,677,835	35,187
*	Sprinklr Inc. Class A	2,400,424	33,222
*	TTM Technologies Inc.	2,534,700	32,647
*	Jamf Holding Corp.	1,771,668	31,288
*	Impinj Inc.	551,938	30,373
*	Zeta Global Holdings Corp. Class A	3,514,640	29,347
	Adeia Inc.	2,604,845	27,820
*	Zuora Inc. Class A	3,316,837	27,331
*	Vertex Inc. Class A	1,137,274	26,271
*	Magnite Inc.	3,341,936	25,198
	Shutterstock Inc.	648,656	24,681
*	AvePoint Inc.	3,571,531	24,001
*	Everbridge Inc.	1,046,957	23,473
*	E2open Parent Holdings Inc.	5,062,150	22,982
*	N-able Inc.	1,640,774	21,166
	Benchmark Electronics Inc.	870,380	21,115
	Methode Electronics Inc.	911,125	20,819
*	Intapp Inc.	604,322	20,257
*	Cerence Inc.	984,198	20,048
*	Eventbrite Inc. Class A	2,014,196	19,860
*	Informatica Inc. Class A	939,824	19,802
*	Amplitude Inc. Class A	1,693,330	19,592
*	ScanSource Inc.	638,166	19,343
*	EngageSmart Inc.	1,074,650	19,333
*,1	Xometry Inc. Class A	1,047,024	17,778
*	Alkami Technology Inc.	968,166	17,640
*,1	Klaviyo Inc. Class A	493,132	17,013
*,1	Getty Images Holdings Inc.	2,549,184	16,544
*	BigCommerce Holdings Inc.	1,638,825	16,175
*	Yext Inc.	2,548,557	16,132
*	Olo Inc. Class A	2,644,289	16,024
*	3D Systems Corp.	3,257,073	15,992
*	Digital Turbine Inc.	2,452,756	14,839
*	PubMatic Inc. Class A	1,095,554	13,256
*	Vimeo Inc.	3,639,810	12,885
*	Planet Labs PBC	4,910,068	12,766
*	Couchbase Inc.	715,237	12,273
*	SolarWinds Corp.	1,269,474	11,984

		Shares	Market Value ($000)
*	nLight Inc.	1,133,088	11,784
*	Consensus Cloud Solutions Inc.	454,241	11,438
*	CEVA Inc.	576,768	11,184
*,1	SmartRent Inc. Class A	4,114,622	10,739
*	Thoughtworks Holding Inc.	2,448,207	9,989
*	Definitive Healthcare Corp. Class A	1,164,008	9,300
*	NerdWallet Inc. Class A	945,333	8,404
*,1	Rumble Inc.	1,588,977	8,104
*	SEMrush Holdings Inc. Class A	917,618	7,800
*	Matterport Inc.	3,293,702	7,147
*	MeridianLink Inc.	418,245	7,135
*	Enfusion Inc. Class A	757,116	6,791
*	Nextdoor Holdings Inc.	3,639,168	6,623
	Ebix Inc.	634,932	6,273
*	EverCommerce Inc.	482,922	4,844
*,1	MediaAlpha Inc. Class A	479,912	3,964
*	Rackspace Technology Inc.	705,759	1,659
*	SecureWorks Corp. Class A	184,311	1,145
*,1	Maplebear Inc.	6,951	206
*	LivePerson Inc.	304	1
*	Expensify Inc. Class A	136	—
			15,112,116
Telecommunications (1.3%)
	Juniper Networks Inc.	8,268,589	229,784
*	Ciena Corp.	3,847,200	181,819
	Iridium Communications Inc.	2,897,321	131,799
*	Roku Inc. Class A	1,596,909	112,726
*	Frontier Communications Parent Inc.	6,326,629	99,012
*	Lumentum Holdings Inc.	1,631,052	73,691
	Cable One Inc.	115,787	71,283
	Cogent Communications Holdings Inc.	1,132,563	70,106
*	Calix Inc.	1,451,393	66,532
[1]	InterDigital Inc.	680,187	54,578
*	Viasat Inc.	2,875,782	53,087
*	Viavi Solutions Inc.	5,706,377	52,156
	Telephone & Data Systems Inc.	2,442,148	44,716
*	Extreme Networks Inc.	1,592,220	38,548
*	DISH Network Corp. Class A	6,449,601	37,795
*	Lumen Technologies Inc.	25,890,892	36,765
	Shenandoah Telecommunications Co.	1,226,517	25,278
*,1	Globalstar Inc.	18,493,874	24,227
*,1	Infinera Corp.	4,954,517	20,710
*	Altice USA Inc. Class A	5,556,291	18,169
*	CommScope Holding Co. Inc.	5,171,283	17,375
*	EchoStar Corp. Class A	882,370	14,780
*	United States Cellular Corp.	335,596	14,420
	ADTRAN Holdings Inc.	1,717,847	14,138
*	Xperi Inc.	1,059,486	10,446
*	WideOpenWest Inc.	1,289,771	9,867
*	Gogo Inc.	826,387	9,859
*,1	fuboTV Inc.	3,569,600	9,531
	ATN International Inc.	280,569	8,855
*	8x8 Inc.	434	1
*	NETGEAR Inc.	114	1
			1,552,054
Utilities (3.1%)
	Atmos Energy Corp.	3,819,783	404,630

			Shares	Market Value ($000)
		NRG Energy Inc.	5,897,017	227,153
		Pinnacle West Capital Corp.	2,915,158	214,789
		Essential Utilities Inc.	6,126,326	210,317
*		Clean Harbors Inc.	1,254,242	209,910
		OGE Energy Corp.	5,153,489	171,766
		Vistra Corp.	4,729,097	156,911
		UGI Corp.	5,393,452	124,049
		National Fuel Gas Co.	2,363,158	122,672
		IDACORP Inc.	1,302,325	121,963
*		Casella Waste Systems Inc. Class A	1,466,747	111,913
*		Stericycle Inc.	2,382,041	106,501
		Southwest Gas Holdings Inc.	1,744,346	105,376
		Portland General Electric Co.	2,601,435	105,306
		New Jersey Resources Corp.	2,510,494	102,001
		PNM Resources Inc.	2,208,567	98,524
		ONE Gas Inc.	1,427,073	97,441
		Ormat Technologies Inc.	1,318,701	92,204
		Black Hills Corp.	1,727,267	87,382
		ALLETE Inc.	1,477,498	78,012
		American States Water Co.	952,094	74,911
		Northwestern Energy Group Inc.	1,545,365	74,270
		Spire Inc.	1,286,434	72,786
		California Water Service Group	1,486,261	70,315
*		Sunrun Inc.	5,311,805	66,716
		MGE Energy Inc.	931,218	63,798
		Avista Corp.	1,970,230	63,776
		Clearway Energy Inc. Class C	2,113,550	44,723
[1]		Hawaiian Electric Industries Inc.	2,827,314	34,804
		Northwest Natural Holding Co.	901,603	34,405
*,1		Sunnova Energy International Inc.	2,669,226	27,947
		Clearway Energy Inc. Class A	901,343	17,955
*		Enviri Corp.	2,048,621	14,791
		Excelerate Energy Inc. Class A	472,155	8,045
*,1		NuScale Power Corp. Class A	1,434,862	7,031
				3,625,093
Total Common Stocks (Cost $98,992,630)				116,931,320
		Coupon
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,114,510)	5.391%	21,161,629	2,115,951
Total Investments (101.3%) (Cost $101,107,140)				119,047,271
Other Assets and Liabilities—Net (-1.3%)				(1,479,731)
Net Assets (100%)				117,567,540
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,459,204,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,571,287,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	2,616	235,257	(6,455)
E-mini S&P 500 Index	December 2023	49	10,597	(455)
E-mini S&P Mid-Cap 400 Index	December 2023	1,416	356,889	(8,888)
				(15,798)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/24	GSI	8,015	(5.331)	—	(438)
Invesco Ltd.	8/30/24	BANA	4,458	(5.881)	—	(356)
Ollie's Bargain Outlet Holdings Inc.	1/31/24	GSI	23,391	(5.331)	—	(275)
OneMain Holdings Inc.	1/31/24	GSI	2,175	(5.831)	—	(54)
OneMain Holdings Inc.	1/31/24	GSI	1,436	(5.831)	—	(36)
					—	(1,159)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	116,931,320	—	—	116,931,320
Temporary Cash Investments	2,115,951	—	—	2,115,951
Total	119,047,271	—	—	119,047,271

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	15,798	—	—	15,798
Swap Contracts	—	1,159	—	1,159
Total	15,798	1,159	—	16,957
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.